Condensed Interim Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues	$ 45,611	$ 32,241
Cost of sales
Operating and maintenance costs	(28,983)	(21,004)
High performance computing service fees	(809)	(544)
Depreciation	(22,011)	(13,094)
Gross profit	(6,192)	(2,401)
Net realized and unrealized gains (losses) of digital currencies	23,161	(21,942)
Operating expenses
Selling, general and administrative expenses	(5,750)	(3,443)
Foreign exchange gain (loss)	2,872	(1,152)
Stock-based compensation	(5,750)	(489)
Total operating expenses	(8,628)	(5,084)
Unrealized gain on investments	8,172	7,732
Change in fair value of derivatives	16,436	615
Provision on sales tax receivables	1,367	0
Gain on sale of equipment	1,312	4,319
Other income	325	126
Finance expense	(288)	(645)
Income (loss) from operations	35,665	(17,280)
Tax expense	(649)	(1,008)
Net income (loss) after tax	35,016	(18,288)
Other comprehensive income
Translation adjustment	1,856	37
Net income (loss) and comprehensive income (loss)	$ 36,872	$ (18,251)
Basic income (loss) per share	$ 0.19	$ (0.17)
Diluted income (loss) per share	$ 0.18	$ (0.17)
Weighted average number of common shares outstanding - Basic	182,007,767	110,691,493
Weighted average number of common shares outstanding - Diluted	192,827,179	110,691,493
Revenue from digital currency mining [Member]
Revenues	$ 40,797	$ 29,636
Cost of sales
Operating and maintenance costs	(26,843)	(18,266)
High performance computing [Member]
Revenues	4,814	2,605
Cost of sales
Operating and maintenance costs	$ (2,140)	$ (2,738)